Average Annual Total Returns		12 Months Ended	54 Months Ended	60 Months Ended	110 Months Ended		120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AZL DFA International Core Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		35.16%		9.57%			8.15%
AZL DFA U.S. Core Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		15.03%		12.41%			13.27%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent		11.60%	5.79%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent		11.22%		6.11%			7.58%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent		7.81%		0.54%	2.49%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent		7.64%		0.31%			2.85%
AZL Government Money Market Fund
Prospectus [Line Items]
Average Annual Return, Percent		3.69%		2.61%			1.57%
AZL T. Rowe Price Capital Appreciation Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent		11.50%		9.01%			10.85%
MSCI EAFE Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.89%		9.47%			8.72%
MSCI World Ex-USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.55%		10.04%			9.11%
Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.15%		13.15%			14.29%
AZL Enhanced Bond Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.86%		(0.72%)			1.65%
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.30%		(0.36%)			2.01%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.88%	13.21%	14.42%			14.82%
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.30%	(0.05%)	(0.36%)			2.01%
Income and Growth Composite Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.64%	5.18%	5.53%			7.28%
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	7.30%		(0.36%)	1.66%		2.01%
Three-Month U.S. Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	4.07%		3.21%			2.16%
AZL International Index Fund (Class 1 Shares) (Inception Date: 10/17/2016)
Prospectus [Line Items]
Average Annual Return, Percent		31.04%		8.58%		8.65%
AZL International Index Fund (Class 2 Shares) (Inception Date: 5/01/2009)
Prospectus [Line Items]
Average Annual Return, Percent		30.72%		8.32%			7.67%
MSCI EAFE Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	31.89%		9.47%		9.50%	8.72%
AZL Mid Cap Index Fund (Class 1 Shares) (Inception Date: 10/17/2016)
Prospectus [Line Items]
Average Annual Return, Percent		7.19%		8.76%		10.30%
AZL Mid Cap Index Fund (Class 2 Shares) (Inception Date: 5/01/2009)
Prospectus [Line Items]
Average Annual Return, Percent		6.90%		8.48%			10.22%
Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]	17.15%		13.15%		14.83%	14.29%
S&P MidCap 400® Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]	7.50%		9.12%		10.53%	10.72%
AZL Moderate Index Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		14.69%		6.55%			8.02%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	17.88%		14.42%			14.82%
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	7.30%		(0.36%)			2.01%
Moderate Composite Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	13.76%		8.49%			9.85%
AZL MSCI Global Equity Index Fund (Class 1 Shares) (Inception Date: 6/21/2021)
Prospectus [Line Items]
Average Annual Return, Percent		21.12%	10.90%
AZL MSCI Global Equity Index Fund (Class 2 Shares) (Inception Date: 5/01/2009)
Prospectus [Line Items]
Average Annual Return, Percent		20.77%		11.77%			10.93%
MSCI World Index
Prospectus [Line Items]
Average Annual Return, Percent	[10]	21.60%	11.47%	12.66%			21.74%
AZL Russell 1000 Growth Index Fund (Class 1 Shares) (Inception Date: 10/17/2016)
Prospectus [Line Items]
Average Annual Return, Percent		18.07%		15.02%		18.94%
AZL Russell 1000 Growth Index Fund (Class 2 Shares) (Inception Date: 4/30/2010)
Prospectus [Line Items]
Average Annual Return, Percent		17.79%		14.74%			17.47%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]	17.37%		13.59%		15.18%	14.59%
Russell 1000 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]	18.56%		15.32%		19.29%	18.13%
AZL Russell 1000 Value Index Fund (Class 1 Shares) (Inception Date: 10/17/2016)
Prospectus [Line Items]
Average Annual Return, Percent		15.41%		11.00%		10.13%
AZL Russell 1000 Value Index Fund (Class 2 Shares) (Inception Date: 4/30/2010)
Prospectus [Line Items]
Average Annual Return, Percent		15.11%		10.73%			9.86%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[12]	17.37%		13.59%		15.18%	14.59%
Russell 1000 Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[12]	15.91%		11.33%		10.51%	10.53%
AZL S&P 500 Index Fund (Class 1)
Prospectus [Line Items]
Average Annual Return, Percent		17.60%		14.15%			14.54%
AZL S&P 500 Index Fund (Class 2)
Prospectus [Line Items]
Average Annual Return, Percent		17.33%		13.87%			14.25%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[13]	17.88%		14.42%			14.82%
AZL Small Cap Stock Index Fund (Class 1 Shares) (Inception Date: 10/17/2016)
Prospectus [Line Items]
Average Annual Return, Percent		5.71%		6.93%		9.10%
AZL Small Cap Stock Index Fund (Class 2 Shares) (Inception Date: 5/01/2007)
Prospectus [Line Items]
Average Annual Return, Percent		5.46%		6.66%			9.20%
Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[14]	17.15%		13.15%		14.83%	14.29%
S&P SmallCap 600® Index
Prospectus [Line Items]
Average Annual Return, Percent	[14]	6.02%		7.31%		9.46%	9.81%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[15]	17.88%		14.42%			14.82%
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[15]	7.30%		(0.36%)			2.01%
Moderate Composite Index
Prospectus [Line Items]
Average Annual Return, Percent	[15]	13.76%		8.49%			9.85%

[1]	Reflects no deduction for fees, expenses, or taxes.
[2]	Reflects no deduction for fees, expenses, or taxes.
[3]	Reflects no deduction for fees, expenses, or taxes.
[4]	Reflects no deduction for fees, expenses, or taxes.
[5]	Reflects no deduction for fees, expenses, or taxes.
[6]	Reflects no deduction for fees, expenses, or taxes. The seven-day yield for the period ended December 31, 2025 was 3.17%. For the Fund’s current 7-day yield, telephone 800-624-0197 toll-free.
[7]	Reflects no deduction for fees, expenses, or taxes.
[8]	Reflects no deduction for fees, expenses, or taxes.
[9]	Reflects no deduction for fees, expenses, or taxes.
[10]	Reflects no deduction for fees, expenses, or taxes.
[11]	Reflects no deduction for fees, expenses, or taxes.
[12]	Reflects no deduction for fees, expenses, or taxes.
[13]	Reflects no deduction for fees, expenses, or taxes.
[14]	Reflects no deduction for fees, expenses, or taxes.
[15]	Reflects no deduction for fees, expenses, or taxes.